Income taxes - Statements of profits and losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Current year	$ 157,752	$ 76,718
Provision to return adjustment	(2,931)	(888)
Current tax expense	154,821	75,830
Deferred tax expense	19,105	11,720
Total tax expense (income)	$ 173,926	$ 87,550